Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Supplementary Financial Statement Information [Abstract]
Allowances for doubtful accounts (in Dollars) | $	$ 14,251	$ 12,242
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	15,901,287	15,886,287
Ordinary shares, outstanding	15,332,667	15,317,667
Treasury shares	568,620	568,620